Share Capital (Tables)	6 Months Ended
Feb. 28, 2021
Share Capital [Abstract]
Disclosure of Changes in Share Capital
	Class AShares		Class BShares		Series APreferred Shares		Series BPreferred Shares
	Number	$	Number	$	Number	$	Number	$
August 31, 2020	22,372,064	2	490,632,833	4,307	10,012,393	245	1,987,607	48
Issued upon stock option plan exercises	-	-	28,300	1	-	-	-	-
Issued upon restricted share unit exercises	-	-	6,423	-	-	-	-	-
Shares repurchased	-	-	(13,224,772)	(116)	-	-	-	-
February 28, 2021	22,372,064	2	477,442,784	4,192	10,012,393	245	1,987,607	48